Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 13,842	$ 13,561	$ 1,008
Disposal Group, Including Discontinued Operation, Operating Expense	17,860	18,096	1,164
Discontinued Operation, Tax Effect of Discontinued Operation	1,600	1,829	63
Loss from discontinued operations, net of tax	$ (2,418)	$ (2,706)	$ (93)